Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000200078_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.04%
C000200078_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.06%
C000200078_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.57%
C000014110_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.04%
C000014110_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.06%
C000014110_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.73%
C000014114_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.04%
C000014114_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.06%
C000014114_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.73%
C000204998_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.04%
C000204998_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.06%
C000204998_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.66%
C000014112_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.04%
C000014112_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.06%
C000014112_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.73%
C000014113_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.04%
C000014113_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.06%
C000014113_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.73%
C000200078_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Strategic Income Fund
C000200078_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 10,000
C000200078_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 9,722
C000200078_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 10,796
C000200078_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 11,609
C000200078_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 12,069
C000200078_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 10,725
C000200078_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,747	$ 11,747	$ 11,747	$ 11,747	$ 11,747
C000200078_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Strategic Income Composite Index℠
C000200078_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000200078_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										9,852
C000200078_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,889
C000200078_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,612
C000200078_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,757
C000200078_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,383
C000200078_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,369	11,369	$ 11,369	11,369	11,369
C000200078_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000200078_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000200078_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,131
C000200078_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,072
C000200078_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,911
C000200078_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,780
C000200078_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,249
C000200078_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,882	$ 10,882	$ 10,882	10,882	$ 10,882
C000200078_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.05%
C000200078_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.90%
C000200078_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.32%
C000200078_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.23%
C000200078_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.90%
C000200078_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.70%
C000014110_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000014110_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 9,600
C000014110_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 9,423
C000014110_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 10,216
C000014110_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 11,020
C000014110_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,695
C000014110_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,843
C000014110_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,695
C000014110_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,150
C000014110_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,665
C000014110_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						12,737
C000014110_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,471	$ 13,471	13,471	13,471	$ 13,471
C000014110_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Strategic Income Composite Index℠
C000014110_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014110_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,764
C000014110_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,671
C000014110_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,388
C000014110_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,224
C000014110_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,406
C000014110_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,229
C000014110_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,394
C000014110_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,829
C000014110_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						12,952
C000014110_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,629	13,629	13,629	13,629	$ 13,629
C000014110_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000014110_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014110_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,043
C000014110_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,436
C000014110_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,863
C000014110_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,835
C000014110_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,842
C000014110_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,739
C000014110_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,598
C000014110_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,961
C000014110_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,638
C000014110_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,875	$ 11,875	11,875	$ 11,875	$ 11,875
C000014110_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.53%
C000014110_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.78%
C000014110_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				3.02%
C000014110_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.76%
C000014110_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.61%
C000014110_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				3.45%
C000014110_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.23%
C000014110_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.90%
C000014110_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				3.14%
C000014114_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000014114_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014114_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,827
C000014114_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,692
C000014114_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,554
C000014114_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,241
C000014114_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,477
C000014114_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,411
C000014114_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,935
C000014114_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,377
C000014114_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,552
C000014114_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,365	$ 14,365	14,365	$ 14,365	$ 14,365
C000014114_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Strategic Income Composite Index℠
C000014114_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014114_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,764
C000014114_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,671
C000014114_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,388
C000014114_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,224
C000014114_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,406
C000014114_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,229
C000014114_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,394
C000014114_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,829
C000014114_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						12,952
C000014114_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,629	13,629	13,629	13,629	$ 13,629
C000014114_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000014114_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014114_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,043
C000014114_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,436
C000014114_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,863
C000014114_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,835
C000014114_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,842
C000014114_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,739
C000014114_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,598
C000014114_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,961
C000014114_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,638
C000014114_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,875	$ 11,875	$ 11,875	$ 11,875	$ 11,875
C000014114_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.00%
C000014114_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.86%
C000014114_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				3.69%
C000014114_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.23%
C000014114_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.90%
C000014114_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				3.14%
C000204998_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000204998_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000204998_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										9,738
C000204998_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,828
C000204998_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,650
C000204998_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,107
C000204998_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,775
C000204998_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,809	$ 11,809	$ 11,809	$ 11,809	11,809
C000204998_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Strategic Income Composite Index℠
C000204998_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000204998_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										9,856
C000204998_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,893
C000204998_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,616
C000204998_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,762
C000204998_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,387
C000204998_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,373	11,373	$ 11,373	11,373	11,373
C000204998_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000204998_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000204998_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,114
C000204998_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,054
C000204998_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,891
C000204998_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,760
C000204998_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,232
C000204998_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,864	$ 10,864	$ 10,864	10,864	$ 10,864
C000204998_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.11%
C000204998_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.96%
C000204998_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.67%
C000204998_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.23%
C000204998_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.90%
C000204998_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.92%
C000014112_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000014112_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014112_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,741
C000014112_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,485
C000014112_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,219
C000014112_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,815
C000014112_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,890
C000014112_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,652
C000014112_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,008
C000014112_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,447
C000014112_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						12,499
C000014112_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,220	$ 13,220	13,220	13,220	$ 13,220
C000014112_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Strategic Income Composite Index℠
C000014112_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014112_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,764
C000014112_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,671
C000014112_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,388
C000014112_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,224
C000014112_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,406
C000014112_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,229
C000014112_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,394
C000014112_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,829
C000014112_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						12,952
C000014112_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,629	13,629	13,629	13,629	$ 13,629
C000014112_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000014112_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014112_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,043
C000014112_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,436
C000014112_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,863
C000014112_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,835
C000014112_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,842
C000014112_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,739
C000014112_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,598
C000014112_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,961
C000014112_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,638
C000014112_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,875	$ 11,875	11,875	$ 11,875	$ 11,875
C000014112_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.89%
C000014112_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.82%
C000014112_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.83%
C000014112_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.89%
C000014112_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.82%
C000014112_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.83%
C000014112_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.23%
C000014112_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.90%
C000014112_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				3.14%
C000014113_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000014113_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															9,600
C000014113_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,415
C000014113_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,217
C000014113_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,012
C000014113_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,687
C000014113_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,836
C000014113_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,699
C000014113_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,155
C000014113_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,659
C000014113_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						12,732
C000014113_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,467	$ 13,467	13,467	$ 13,467	$ 13,467
C000014113_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Strategic Income Composite Index℠
C000014113_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014113_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,764
C000014113_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,671
C000014113_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,388
C000014113_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,224
C000014113_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,406
C000014113_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,229
C000014113_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,394
C000014113_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,829
C000014113_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						12,952
C000014113_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,629	13,629	13,629	13,629	$ 13,629
C000014113_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000014113_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000014113_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,043
C000014113_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 10,436
C000014113_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 10,863
C000014113_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 10,835
C000014113_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 11,842
C000014113_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 12,739
C000014113_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 12,598
C000014113_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 10,961
C000014113_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 11,638
C000014113_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,875	$ 11,875	$ 11,875	$ 11,875	$ 11,875
C000014113_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.54%
C000014113_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.78%
C000014113_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				3.02%
C000014113_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.77%
C000014113_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.61%
C000014113_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				3.44%
C000014113_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.23%
C000014113_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.90%
C000014113_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				3.14%